Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Parent Company Only Condensed Financial Information
20.
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)
ASSETS
Current assets
Cash and cash equivalents	172	1,317	188
Amounts due from subsidiaries	799,288	1,036,684	148,245
Other current assets	754	3,256	466
Total current assets	800,214	1,041,257	148,899
TOTAL ASSETS	800,214	1,041,257	148,899
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other current liabilities	1,603	475	68
Total current liabilities	1,603	475	68
TOTAL LIABILITIES	1,603	475	68
Shareholders’ equity
Class A ordinary shares	3	3	1
Class B ordinary shares	1	1	-
Additional paid-in capital	14,181,030	14,260,014	2,039,155
Treasury stock	(51,176)	(59,969)	(8,575)
Accumulated deficit	(13,384,881)	(13,163,215)	(1,882,315)
Accumulated other comprehensive income	53,634	3,948	565
TOTAL SHAREHOLDERS’ EQUITY	798,611	1,040,782	148,831
TOTAL LIABILITIES AND SHAREHOLDER’S EQUITY	800,214	1,041,257	148,899

20.
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (CONTINUED)

Condensed statements of comprehensive (loss)/income

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(in thousands)
Operating expenses
General and administrative expenses	(134,599)	(126,182)	(81,775)	(11,694)
Total operating expenses	(134,599)	(126,182)	(81,775)	(11,694)
Loss from operations	(134,599)	(126,182)	(81,775)	(11,694)
Interest income	1,065	212	514	74
Other (expenses)/income, net	(55,317)	(48,732)	73,948	10,574
Share of income of subsidiaries	88,972	469,786	228,979	32,743
Net (loss)/income	(99,879)	295,084	221,666	31,697
Other comprehensive (loss)/income, net of tax of nil:
Foreign currency translation adjustments	33,055	32,465	(49,686)	(7,105)
Comprehensive (loss)/income	(66,824)	327,549	171,980	24,592
Comprehensive (loss)/income attributable to ordinary shareholders	(66,824)	327,549	171,980	24,592

Condensed statements of cash flows

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(in thousands)
Net cash used in operating activities	(6,017)	(13,497)	(6,093)	(871)
Net cash (used in)/generated from investing activities	(28,219)	38,673	15,859	2,266
Net cash generated from/(used in) financing activities	3,341	(29,964)	(8,607)	(1,230)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(629)	(42)	(14)	(2)
Net (decrease)/increase in cash and cash equivalents	(31,524)	(4,830)	1,145	163
Cash and cash equivalents at beginning of the year	36,526	5,002	172	25
Cash and cash equivalents at end of the year	5,002	172	1,317	188

(a)
Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company records its investment in its subsidiaries under the equity method of accounting as prescribed in ASC 323-10 Investment-Equity Method and Joint Ventures, such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and share of the subsidiaries’ income as “Share of income of subsidiaries” on the condensed statements of comprehensive (loss)/income. Under the equity method of accounting, the Company’s carrying amount of its investment in subsidiaries for its share of the subsidiaries cumulative losses were reduced to nil and the carrying amount of “Amounts due from subsidiaries” was further adjusted in prior periods.

Equity-method accounting ceases when the carrying amount of the investment, including any additional financial support, in subsidiaries is reduced to zero unless the parent company has guaranteed obligations of the subsidiaries or is otherwise committed to providing further financial support. When the subsidiaries subsequently report net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net income not recognized during the period the equity method was suspended. Also, the parent company resumes applying the equity method in reverse order of the application of the equity method losses (i.e. applied to the adjusted basis of “Amounts due from subsidiaries” before its investment in subsidiaries).

20.
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (CONTINUED)

The subsidiaries did not pay any dividends to the Company for the periods presented, and the Company did not declare or pay any dividends on their ordinary shares for the periods presented.

The Company does not have significant commitments or long-term obligations as of December 31, 2025 other than those disclosed in Note 19.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted and as such, these Company-only financial statements should be read in conjunction with the Group’s consolidated financial statements.